Organization and Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended	1 Months Ended	2 Months Ended	1 Months Ended		2 Months Ended	12 Months Ended				9 Months Ended			0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 Sales Revenue, Services, Net [Member]	Oct. 31, 2013 Subsequent Event [Member] Tca Global Credit Master Fund Lp [Member]	Nov. 30, 2013 Subsequent Event [Member] Tca Global Credit Master Fund Lp [Member]	Nov. 30, 2013 Subsequent Event [Member] Private Placement [Member]	Oct. 31, 2013 Subsequent Event [Member] Private Placement [Member]	Nov. 30, 2013 Subsequent Event [Member] Private Placement [Member]	Dec. 31, 2012 Four Customers [Member]	Dec. 31, 2012 Four Customers [Member] Related Party [Member]	Dec. 31, 2011 Two Customers [Member]	Dec. 31, 2012 Two Customers [Member]	Sep. 30, 2013 Rtb Exchange Service Provider [Member] Accounts Receivable [Member]	Sep. 30, 2013 Rtb Exchange Service Provider [Member] Sales Revenue, Services, Net [Member]	Sep. 30, 2012 Related Party [Member] Sales Revenue, Services, Net [Member]	Jan. 02, 2012 Social Reality, Llc [Member]	Jan. 02, 2012 Social Reality, Llc [Member] Class and Class B Common Stock [Member]
Business Acquisition, Effective Date of Acquisition																				Jan. 01, 2012
Business Acquisition, Description of Acquired Entity																				A California limited liability company formed on August 14, 2009, which began business in May of 2010,
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																					12,328,767
Concentration Risk, Percentage							84.00%										88.00%	79.00%	19.00%
Number of major customers							4
Entity-Wide Revenue, Major Customers, Percentage													81.00%	18.00%	43.00%
Entity-Wide Revenue, Major Customer, Amount														$ 200,000
Entity Wide Accounts Receivable Major Customers Percentage																91.00%
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,629,001	185,000	1,629,001	185,000	195,000	0
Revenue from Related Parties				200,000
Proceeds from issuance of private placement										325,000	2,293,970	2,440,000
Repayments of Lines of Credit								$ 550,000	$ 531,000